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Shearman & Sterling llp
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September 14, 2005
ABU DHABI
BEIJING
BRUSSELS
DÜSSELDORF
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MANNHEIM
MENLO PARK
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WASHINGTON, D.C.

VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Ladies and Gentlemen:
WebMD Health Corp.
Amendment No. 4 to Registration Statement on Form S-1 (File No. 333-124832)
          Attached for filing on behalf of our clients, WebMD Health Corp., a Delaware corporation, under the Securities Act of 1933, as amended, is Amendment No. 4 to the Registration Statement on Form S-1, including exhibits, for registration of its Class A common stock.
          Should you have any questions pertaining to this filing, please call the undersigned at (212) 848-7325.

Sincerely yours,

/s/ Stephen T. Giove

Stephen T. Giove
Shearman & Sterling LLP is a limited liability partnership organized in the United States under the laws of the State of Delaware, which laws limit the personal liability of partners.